CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income	$ 6,365,581		$ 6,214,971	$ 6,996,365
Other comprehensive income/(loss) that will not be reclassified to net income
Remeasurement income related to defined benefit liability	6,041		(44,594)	69,249
Income tax	(4,747)		13,234	(25,090)
Net of tax amount	1,294		(31,360)	44,159
Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)
Unrealized gain	22,109		11,144	33,354
Income tax	6,463		(246)	(1,282)
Net of tax amount	28,572		10,898	32,072
Income tax	0		0	(71)
Net of tax amount	0		0	(71)
Total other comprehensive income that will not be reclassified to net income, net of tax	29,866		(20,462)	76,160
Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)
(Loss)/Gain on investments recycled to profit or loss upon disposal	(5,996)		(8,679)	15,250
Unrealized gain/(loss)	20,272		119,225	(182,729)
Unrealized (loss)/gain for fair value hedging	0		0	(3,647)
Changes in loss allowance for credit losses	538		3,741	(1,259)
Income tax	8,422		(21,023)	7,843
Net of tax amount	23,236		93,264	(164,542)
Foreign currency translation adjustments:
Exchange differences arising on translating the foreign operations	2,978,351		(4,963,913)	4,064,795
Gain / (Loss) on net investment hedge in foreign operations	(742,930)		1,948,833	(1,833,087)
Income tax	307,656		(772,755)	746,232
Net of tax amount	2,543,077	[1]	(3,787,835)	2,977,940
Cash flow hedges
Net gains from cash flow hedges	351		0	0
Reclassification to the Statement of Income	(135)		0	0
Income tax	(87)		0	0
Net of tax amount	129		0	0
Unrealized (loss)/gain on investments in associates and joint ventures using equity method	(7,690)		(2,225)	(1,929)
Income tax	1,348		2,223	(1,221)
Net of tax amount	(6,342)		(2)	(3,150)
Total other comprehensive income that may be reclassified to net income, net of tax	2,560,100		(3,694,573)	2,810,248
Other comprehensive income, attributable to the owners of the Parent Company, net of tax	2,589,966		(3,715,035)	2,886,408
Other comprehensive income, attributable to the Non-controlling interest	3,278		(5,222)	3,441
Total comprehensive income	8,958,825		2,494,714	9,886,214
Total comprehensive income attributable to: Equity holders of the Parent Company	8,857,710		2,401,901	9,669,898
Total comprehensive income attributable to: Non-controlling interests	$ 101,115		$ 92,813	$ 216,316

[1]	In 2024, there was a 15.36% devaluation of the Colombian peso against the U.S. dollar and in 2023 there was 20.54% revaluation.